Lease - Schedule of Amounts Recognised in the Consolidated Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities
Current	¥ 25,933	¥ 32,251
Non-current	110,400	61,115
Lease liabilities	¥ 136,333	¥ 93,366